Financial risk management (Details 13) $ in Millions	Dec. 31, 2025 USD ($)
Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	$ 1,006
Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	1,386
C D I [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	614
C D I [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	859
S O F R 3 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	93
S O F R 3 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	124
S O F R 6 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	64
S O F R 6 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	75
S O F R O N [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	44
S O F R O N [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	62
I P C A [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	113
I P C A [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	158
T J L P [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	58
T J L P [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	81
L P R 12 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	15
L P R 12 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	21
T R [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	5
T R [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	$ 6